Statements of Changes in Convertible Preferred Stock and Stockholders? Equity (Deficit) - Temporary Equity - 12 months ended Dec. 31, 2016 $ in Thousands	Series A Convertible Preferred Stock. USD ($) shares
Temporary equity, balance at beginning of period at Dec. 31, 2015	$ 7,953
Temporary equity, balance at beginning of period (shares) at Dec. 31, 2015 | shares	745,637
Increase (Decrease) in Temporary Equity
Redemption value adjustment - Series A preferred stock	$ 366
Conversion of Series A preferred stock, amount converted	$ (8,319)
Conversion of Series A preferred stock, shares converted (shares) | shares	(745,637)
Temporary equity, balance at end of period at Dec. 31, 2016	$ 0
Temporary equity, balance at end of period (shares) at Dec. 31, 2016 | shares	0